Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Provision for income taxes
PRC	$ 173	$ 116	$ 103
Deferred tax	(166)	93	55
Effective tax	$ 7	$ 209	$ 158